NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2017
NON-CONTROLLING INTERESTS
Schedule of subsidiaries related to non-controlling interests

Figures in million - SA rand	2017	2016	2015
Non-controlling interests of Newshelf 1114	-	-	107.3
Non-controlling interests of GTSM	4.1	3.4	2.5
Non-controlling interest of Platinum Mile	15.7	14.3	-
Total non-controlling interests	19.8	17.7	109.8